Note 29 - Related Party Transactions - Transactions Carried Out With Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Revenue, related party transactions	$ 49,304	$ 100,555	$ 168,545
Purchases of goods and services, related party transactions	122,489	290,271	407,545
Amounts receivable (payable), related party transactions	55,944	63,136
Finance lease liabilities from non-consolidated parties	(2,042)	(2,064)
Finance lease liabilities from other related parties	(810)
Financial debt, related parties	(2,852)	(2,064)
Associates [member]
Disclosure of transactions between related parties [line items]
Sales of goods to related parties	20,183	20,577	23,709
Sales of services to related parties	5,829	5,620	7,641
Purchases of goods to related parties	84,485	174,588	245,186
Purchases of services to related parties	6,979	9,404	9,556
Receivables from non-consolidated parties	78,721	78,884
Payables to non-consolidated parties	(24,914)	(19,100)
Other related parties [member]
Disclosure of transactions between related parties [line items]
Sales of goods to related parties	18,243	69,972	131,548
Sales of services to related parties	5,049	4,386	5,647
Purchases of goods to related parties	12,892	51,765	106,624
Purchases of services to related parties	18,133	54,514	$ 46,179
Receivables from non-consolidated parties	4,447	10,400
Payables to non-consolidated parties	$ (2,310)	$ (7,048)